Evercore Inc. Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended								12 Months Ended
	Jan. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Temporary Equity [Line Items]
Dividends Declared Per Share of Class A Common Stock (in dollars per share)		$ 0.34	$ 0.31	$ 0.31	$ 0.31	$ 0.31	$ 0.28	$ 0.28	$ 0.28	$ 1.27	$ 1.15	$ 1.03
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)										$ 1.27	$ 1.15
Declared and Paid Dividends										$ 51,558	$ 46,326
Shares Purchased for the Net Settlement of Stock-based Compensation Awards (in shares)										1,087	996
Treasury Stock Acquired, Average Cost Per Share (in dollars per share)										$ 47.63	$ 50.92
Increase In Treasury Stock										$ 167,241	$ 283,283
LP Units Exchanged By Employees (in units)										532	586
Increase in Common Stock										$ 5	$ 6
Adjustments to Additional Paid-In-Capital										16,242	$ 12,833
Evercore LP Units Purchased or Converted into Class A Common Stock, Shares (in units)											26
Accumulated Unrealized Gain (Loss) on Marketable Securities		$ (5,828)								(5,828)
Foreign Currency Translation Adjustment Gain (Loss), net		$ (44,268)								$ (44,268)
LP Unit Purchases [Member]
Temporary Equity [Line Items]
Adjustments to Additional Paid-In-Capital											$ (770)
Evercore LP Units Purchased or Converted into Class A Common Stock, Shares (in units)										5	26
Noncontrolling Interest, Period Increase (Decrease)										$ (235)	$ (353)
Share Repurchase Program [Member]
Temporary Equity [Line Items]
Treasury Stock Acquired, Average Cost Per Share (in dollars per share)										$ 48.21	$ 51.82
Stock Repurchase Program Number of Shares Purchased (in shares)										2,388	4,471
Minimum [Member]
Temporary Equity [Line Items]
Treasury Stock Acquired, Market Value Per Share (in dollars per share)										$ 44.30	$ 47.56
Minimum [Member] | Share Repurchase Program [Member]
Temporary Equity [Line Items]
Treasury Stock Acquired, Market Value Per Share (in dollars per share)										44.59	47.10
Maximum [Member]
Temporary Equity [Line Items]
Treasury Stock Acquired, Market Value Per Share (in dollars per share)										70.65	59.02
Maximum [Member] | Share Repurchase Program [Member]
Temporary Equity [Line Items]
Treasury Stock Acquired, Market Value Per Share (in dollars per share)										$ 52.74	$ 57.03
Subsequent Event [Member]
Temporary Equity [Line Items]
Dividends Declared Per Share of Class A Common Stock (in dollars per share)	$ 0.34